Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Putnam Large Cap Value Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000216934
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Heading]	rr_RiskHeading	For Putnam Large Cap Value Fund:
Risk [Text Block]	rr_RiskTextBlock

Effective immediately, the following disclosure is added under the heading “Risks” in the subsection Investments, risks, and performance in the section Fund summary of the fund’s prospectus:

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (Franklin Templeton) and its affiliates as “funds of funds,” and other investors from time to time may make with substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.